OTHER INVESTMENTS - Narratives (Details)	Jun. 30, 2024	Jun. 30, 2023
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [table]
Marketability unobservable inputs rate	15.30%	15.30%
Minority discounts unobservable input rate	16.90%	17.00%
Rand Refinery Proprietary Limited ("Rand Refinery") | Level 3 of fair value hierarchy [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [table]
Percentage of interest held	11.30%